FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 85,293	$ 32,590